UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21117

                  A&Q Alternative Fixed-Income Strategy Fund LLC

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                     Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

                                     Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-719-1428

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer/ Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote was For or Against Management
Brevan Howard Credit Catalysts Fund, L.P.	N/A	N/A	12/15/2014	The fund intends to transition the Investment Management responsibilities from Brevan Howard Credit Catalysts to DW Investment Management LP. An investor who does not consent will be redeemed as of 31st December 2014.	Issuer	Yes	Against	Against
Western Assets Macro Opportunities Direct Feeder Ltd	N/A	N/A	1/1/2015	Consent to recent amendments to Regulation D waiver, Regulation D certification and confidential offering memorandum.	Issuer	Yes	Consent	Consent
400 Capital Credit Opportunities Fund LP	N/A	N/A	4/1/2015	Consent to changes related to the offering memorandum, limited partnership agreement and investment management and services agreement.	Issuer	Yes	Consent	Consent
Citadel Global Fixed Income Fund Ltd.	N/A	N/A	6/30/2015	Notice of Elective Redemption opportunity.	Issuer	Yes	For	For
Hildene Opportunities Offshore Fund, Ltd.	N/A	N/A	7/1/2015	Elective Redemption opportunity.	Issuer	Yes	For full redemption	For full redemption

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	A&Q Alternative Fixed-Income Strategy Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/27/2015

*Print the name and title of each signing officer under his or her signature.